Stock-based Compensation (Deferred Share Unit Plans) (Details) - DSU Plan - Deferred Share Unit Plans	12 Months Ended
Dec. 31, 2021 $ / shares shares
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	661,998
Share Unit Plans: Granted including DRIP | shares	93,710
Share Unit Plans: Exercised | shares	(145,107)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	610,601
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 37.17
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	49.64
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	36.61
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 39.22
Director
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	591,124
Share Unit Plans: Granted including DRIP | shares	101,403
Share Unit Plans: Exercised | shares	(78,162)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	614,365
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 41.69
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	51.25
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	37.57
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 43.80